DEFERRED CHARGES (Narrative) (Details) - USD ($)	12 Months Ended
	Jul. 31, 2016	Jul. 31, 2015	Jul. 31, 2014
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Amortization of deferred charges	$ 315,779	$ 331,700	$ 451,924
Weighted average life of current year additions to deferred charges	5 years